Related party transactions_Major loan and borrowing transactions with related parties (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Changes in finance agreements to related parties [Abstract]
Ending balance of major borrowing transactions	[1]	₩ 0		₩ 0
Kumho Tire Co., Inc.
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance	[2]			0		₩ 57,470,000,000
Changes in finance agreements to related parties [Abstract]
Loan	[2]					0
Collection	[2]					7,057,000,000
Others	[2]					(50,413,000,000)
Ending balance	[2]					0
Well to Sea No.3 Private Equity Fund
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		4,490,000,000		1,857,000,000	[3]	73,810,000,000
Changes in finance agreements to related parties [Abstract]
Loan		0		2,633,000,000		16,857,000,000
Collection		4,490,000,000		0		88,810,000,000
Others						0
Ending balance		0		4,490,000,000		1,857,000,000	[3]
STX Engine Co., Ltd.
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance	[4]			0		39,886,000,000
Changes in finance agreements to related parties [Abstract]
Loan	[4]					0
Collection	[4]					2,177,000,000
Others	[4]					(37,709,000,000)
Ending balance	[4]					0
W Service Networks Co., Ltd.
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		23,000,000	[5]	69,000,000
Changes in finance agreements to related parties [Abstract]
Loan		337,000,000		315,000,000
Collection		339,000,000		361,000,000
Ending balance		21,000,000	[5]	23,000,000	[5]	69,000,000
Korea Credit Bureau Co., Ltd.
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		3,000,000	[5]	7,000,000
Changes in finance agreements to related parties [Abstract]
Loan		17,000,000		26,000,000
Collection		19,000,000		30,000,000
Ending balance		1,000,000	[5]	3,000,000	[5]	7,000,000
Korea Finance Security Co., Ltd.
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		1,860,000,000	[5]	57,000,000
Changes in finance agreements to related parties [Abstract]
Loan		2,133,000,000		2,426,000,000
Collection		553,000,000		623,000,000
Ending balance		3,440,000,000	[5]	1,860,000,000	[5]	57,000,000
Chin Hung International Inc.
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		244,000,000	[5]	241,000,000
Changes in finance agreements to related parties [Abstract]
Loan		2,575,000,000		2,338,000,000
Collection		2,562,000,000		2,335,000,000
Ending balance		257,000,000	[5]	244,000,000	[5]	241,000,000
LOTTE CARD Co., Ltd.
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		7,500,000,000	[5]	0
Changes in finance agreements to related parties [Abstract]
Loan		0		7,500,000,000
Collection		0		0
Ending balance		7,500,000,000	[5]	7,500,000,000	[5]	0
K BANK Co., Ltd.
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		141,000,000	[5]	185,000,000
Changes in finance agreements to related parties [Abstract]
Loan		1,942,000,000		2,249,000,000
Collection		1,979,000,000		2,293,000,000
Ending balance		₩ 104,000,000	[5]	₩ 141,000,000	[5]	₩ 185,000,000

[1]	There are no major borrowing transactions with related parties for the years ended December 31, 2019 and 2020.
[2]	The Group lost significant influence over the entity due to the termination of the joint management procedures of the creditors' financial institution during the year ended December 31, 2018, and thus the entity was excluded from the list of associates.
[3]	Payments that occurred for business reasons among related parties are excluded and net increase or decrease was used for limited credit loan.
[4]	The shares of the entity were sold after it was transferred to assets held for distribution (sale) during the year ended December 31, 2018 and thus was excluded from the list of associates.
[5]	Payments that occurred for business reasons among related parties are excluded and net increase or decrease was used for limited credit loan.